Amounts Due from Related-Parties (Tables)	12 Months Ended
Dec. 31, 2020
Amount Due From Related Parties [Abstract]
Schedule of amounts due from related-parties
Name of related party	December 31, 2020	December 31, 2019
Ya Tuo Ji International Consultancy (Beijing) Limited (1)	$-	$200,682
(1)	A company in which the spouse of Mr. Xuesong Song, the CEO and Chairman of the Company (“Mr Song”), has significant influence.